Derivatives - Notional contract amounts of derivatives held for hedging purposes by product type (Details) number in Millions, $ in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional	161,862		192,457
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	53,162		60,369
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	97,883		121,588
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Notional	10,817		10,500
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional	32,493		35,021
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	21,672		24,506
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	4		15
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	129,369	129,369	157,436	157,436
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	31,490	31,490	35,863	35,863
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	97,879	97,879	121,573	121,573